Offerings	Apr. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount Registered | shares	629,587
Proposed Maximum Offering Price per Unit	7.05
Maximum Aggregate Offering Price	$ 4,438,588.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 612.97
Offering Note	(1A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (1B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Company's Common Stock as reported on the Nasdaq Capital Market on April 7, 2026, such date being within five business days of the date that this Amendment No. 1 to the Registration Statement was filed with the SEC. (1C) Represents an additional 629,587 Affiliate Shares (as defined in footnote 5C below) being registered for resale by the Selling Securityholders (as defined in footnote 5C below).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Primary Offering)
Amount Registered | shares	20,922,133
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 240,604,529.50
Amount of Registration Fee	$ 33,227.49
Offering Note	(2A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (2B) Reflects an aggregate of up to 20,922,133 shares of common stock, par value $0.0001 per share (the "Common Stock"), of Eagle Nuclear Energy Corp. (the "Company"), consisting of (i) up to 11,500,000 shares of Common Stock issuable upon the exercise of 11,500,000 warrants, at an exercise price of $11.50 per share (the "Public Warrants") originally issued in the initial public offering (the "IPO") of Spring Valley Acquisition Corp. II, an exempted company incorporated in the Cayman Islands with limited liability ("SVII"), and (ii) up to an aggregate of 9,422,133 shares of Common Stock, consisting of (A) 7,000,000 shares of Common Stock issuable upon the exercise of 7,000,000 warrants, at an exercise price of $11.50 per share that were initially issued to Spring Valley Acquisition Sponsor II, LLC (the "Sponsor") in a private placement in connection with the IPO, and (B) 2,422,133 shares of Common Stock issuable upon the exercise of (x) 1,500,000 warrants, at an exercise price of $11.50 per share issued to the Sponsor in satisfaction of working capital loans and (y) 922,133 shares of Common Stock issuable upon the exercise of warrants, with an exercise price of $11.50 per share issued to the Sponsor in connection with the completion of the Business Combination (collectively, the "Private Warrants"). (2C) Pursuant to Rule 457(g), reflects the Common Stock that may be issued upon exercise of the Public Warrants at an exercise price of $11.50 per share of Common Stock.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Primary Offering)
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 30,000,000.00
Amount of Registration Fee	$ 4,143.00
Offering Note	(3A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (3B) Represents up to an aggregate of 2,500,000 Common Shares issuable upon the exercise of 2,500,000 warrants, at an exercise price of $12.00 per share (the "PIPE Warrants"), issued to Alyeska Master Fund L.P. ("Alyeska"), issued in a private placement (the "PIPE Financing") that closed concurrently with the Business Combination. (3C) Pursuant to Rule 457(g), reflects the Common Stock that may be issued upon exercise of the PIPE Warrants at an exercise price of $12.00 per share of Common Stock.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Primary Offering)
Amount Registered | shares	5,940,000
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 31,838,400.00
Amount of Registration Fee	$ 4,396.88
Offering Note	(4A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (4B) Represents 5,940,000 shares of Common Stock issuable upon the conversion of 29,700 shares of Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share of the Company, issued in the PIPE Financing. (4C) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Company's Common Stock as reported on the Nasdaq Capital Market on March 12, 2026, such date being within five business days of the date that this Registration Statement was filed with the SEC.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount Registered | shares	30,059,408
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 161,118,426.88
Amount of Registration Fee	$ 22,250.45
Offering Note	(5A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (5B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Company's Common Stock as reported on the Nasdaq Capital Market on March 12, 2026, such date being within five business days of the date that this Registration Statement was filed with the SEC. (5C) Represents the resale of the selling securityholders named in Registration Statement (including their permitted transferees, donees, pledgees and other successors-in-interest) (collectively, the "Selling Securityholders") of up to an aggregate of 30,059,408 shares of Common Stock, consisting of (i) 1,710,991 shares of Common Stock issued to Aurora Energy Metals Ltd. ("Aurora Energy") constituting a portion of the Aggregate Merger Consideration, in connection with the acquisition by Eagle Energy Metals Corp. ("Eagle") of Oregon Energy LLC ("Oregon Energy"), a subsidiary of Aurora Energy, pursuant to the Aurora Option Agreement at $10.00 per share; (ii) 2,750,000 shares of Common Stock issued to Alyeska constituting a portion of the Aggregate Merger Consideration, issued upon the exchange of 15,951,675 shares of common stock of Eagle purchased in a private placement by and between Eagle and Alyeska, such shares of Common Stock issued at a value of $0.11 per share; (iii) an aggregate of 2,408,334 shares of Common Stock issued to the Sponsor, in connection with the IPO for approximately $0.004 per share; (iv) 691,666 shares of Common Stock held by the NRA Investors, that were issued in the Business Combination in exchange for SVII Founder Shares initially issued to the Sponsor in connection with the IPO for approximately $0.004 per share and transferred by the Sponsor to the NRA Investors in connection with the Closing; (v) 120,000 shares of Common Stock held by SVII's independent directors that were issued in exchange for SVII Founder Shares which were initially issued to the Sponsor in the IPO for approximately $0.004 and subsequently transferred by the Sponsor to SVII's independent directors; (vi) 300,000 shares of Common Stock issued to Cohen & Company Securities, LLC in connection with the closing of the Business Combination, in satisfaction of $2.5 million in fees due to the service provider, issued at a value of $8.33 per share; and (vii) an aggregate of 12,656,284 shares of Common Stock, which were received as Aggregate Merger Consideration in connection with the Business Combination by certain of the Company's insiders at a price of approximately $10.00 per share, and which are subject to 180-day lock-up restrictions set forth herein (the "Affiliate Shares"); and (viii) 9,422,133 shares of Common Stock issuable upon the exercise of the Private Warrants.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock (Secondary Offering)
Amount Registered | shares	11,922,133
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(6A) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Registration Statement on Form S-1 that this fee table relates to (the "Registration Statement"). (6B) Represents the resale by the selling securityholders named in Registration Statement of an aggregate of 9,422,133 Private Warrants and 2,500,000 PIPE Warrants. (6C) In accordance with Rule 457(i), the entire registration fee for the warrants is allocated to the Common Stock underlying such warrants, and no separate fee is payable for the warrants.